Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Leases
U.S. federal statutory rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(7.10%)	(6.00%)
Change in valuation allowance	30.80%	28.10%
Research and development credit	(5.10%)	(3.00%)
Permanent differences	(1.60%)	0.70%
Foreign tax rate differential	0.30%	0.80%
State NOLs	3.70%
Other	0.00%	0.40%
Effective income tax rate